Quarterly Report
March 31, 2020
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 100.0%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	$227,000	$233,688
Asset-Backed & Securitized – 33.9%
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	$1,900,315	$1,730,754
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,834,200
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	614,993
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.854% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	1,967,903
AREIT CRE Trust, 2019-CRE3, “AS” FLR, 2.004% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	647,000	565,217
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 2.254% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	264,651
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.604% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	207,893
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.144% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,631,845
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,453,271
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 3.719% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	577,033
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 2.254% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,498,917
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.804% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,736,000	1,488,835
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 2.054% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,247,481	1,103,569
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 2.204% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,727,281	1,459,694
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 2.005% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,410,155	1,332,371
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 2.254% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,776,462	1,642,620
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.771%, 12/15/2051 (i)(n)	22,128,318	1,175,461
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.804% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	1,780,785
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	1,182,974	976,790
BXMT Ltd., 2020-FL2, “B”, FLR, 2.2% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,445,000	1,245,181
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	557,261	536,715
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,927,000	2,891,830
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.306%, 5/10/2050 (i)	17,448,477	1,108,463
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,194,163
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	533,360
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	862,516
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	712,908
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	952,521
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.767%, 11/15/2062 (i)	8,930,653	444,596
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	754,197	751,030
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,587,337
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.051% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,579,418	2,483,734
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	692,000	689,939
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,843,000	1,853,945
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	438,392	435,335
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	579,584	578,043
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	1,575,094	1,568,250
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	803,000	800,051
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 2.5% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,927,000	1,541,598
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,150,000	2,095,688
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	365,000	355,329
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	500,000	455,566
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.331% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,408,067
Fort CRE LLC, 2018-1A, “A1”, FLR, 2.976% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,596,500	2,429,436
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	274,511	272,135
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,194,503
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	920,234
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	926,897	903,410
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	622,000	601,627
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	456,000	441,448
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.824% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,512,500	1,447,642
Granite Point Mortgage Trust, Inc., FLR, 1.672% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	745,206	731,865
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.04%, 5/10/2050 (i)	15,771,231	904,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.128%, 8/10/2050 (i)	$15,735,507	$957,331
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,109,922
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	637,135
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.75% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,199,642
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.65% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,581,822	2,343,188
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.604% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,881,671	1,733,912
JPMorgan Chase Commercial Mortgage Securities Corp., 1.068%, 9/15/2050 (i)	15,009,754	814,707
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.8% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	948,613
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 2.204% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,043,549
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.254% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	632,601
LoanCore Ltd., 2019-CR3, “A”, FLR, 1.754% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,253,500	1,134,078
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 2.074% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,200,500	1,946,171
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,707,456
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,646,843	1,593,520
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.319% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,580,495
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.019% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,299,019
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.281% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,031,800
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.756% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,307,000	1,060,057
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 3.056% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,307,000	1,149,869
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.416%, 5/15/2050 (i)	17,119,024	1,050,031
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.431%, 6/15/2050 (i)	7,752,250	517,118
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.863%, 12/15/2051 (i)	18,023,461	1,033,970
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.619% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,329,911
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	538,815	533,978
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 1.896% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	432,000	419,265
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 1.746% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	347,000	336,193
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 1.996% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	391,000	378,368
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	2,056,577	1,841,188
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,377,065
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,000,751
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,050,000	982,209
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,278,739	1,256,495
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	119,849	120,004
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	363,462	358,767
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	194,746	194,668
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,474,000	1,459,391
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	1,288,000	1,286,585
Securitized Term Auto Receivable Trust 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	369,092	365,154
Securitized Term Auto Receivable Trust 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	473,238	468,215
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 3.747% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	760,552
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 3.476% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	616,645
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.804% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,828,213	2,608,302
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	1,208,000	1,181,290
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	219,000	214,135
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	262,000	256,184
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 1.874% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	2,055,201	1,895,507
Student Loan Consolidation Center, “A”, FLR, 2.166% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	267,287	266,165
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.019% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,665,468
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.169% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	805,572
TICP CLO Ltd., 2018-3R, “C”, FLR, 3.619% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,372,004
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 2.25% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,000,171
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.011%, 11/15/2050 (i)	11,991,033	626,647
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.001%, 12/15/2051 (i)	9,089,425	595,048
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,200,820
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	208,494	208,101
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,375,000	1,354,357
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	400,674	400,104
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	877,863	868,809
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.281% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	2,251,428	2,206,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	$864,053	$775,020
		$131,348,872
Automotive – 4.0%
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	$1,088,000	$1,060,474
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,192,000	1,156,240
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	857,000	788,440
Ford Motor Credit Co. LLC, 4.063%, 11/01/2024	1,878,000	1,704,285
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,203,000	1,176,241
Harley-Davidson Financial Services, FLR, 2.52% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,672,000	1,670,592
Hyundai Capital America, 3.75%, 7/08/2021 (n)	852,000	851,156
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	346,667
Hyundai Capital America, 2.375%, 2/10/2023 (n)	534,000	503,450
Toyota Motor Credit Corp., 2.9%, 3/30/2023	1,140,000	1,146,931
Toyota Motor Credit Corp., 3%, 4/01/2025	1,520,000	1,524,108
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,356,000	1,351,641
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,356,000	1,341,408
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,120,000	1,064,291
		$15,685,924
Broadcasting – 0.8%
Fox Corp., 3.666%, 1/25/2022 (w)	$734,000	$749,789
Fox Corp., 3.05%, 4/07/2025	564,000	563,120
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,635,000	1,610,168
		$2,923,077
Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,157,000	$2,129,562
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,364,000	2,369,910
		$4,499,472
Cable TV – 0.7%
Comcast Corp., 3.1%, 4/01/2025	$258,000	$274,054
SES S.A., 3.6%, 4/04/2023 (n)	2,469,000	2,421,158
		$2,695,212
Computer Software – 1.1%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$2,908,000	$2,907,361
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,415,000	1,427,352
		$4,334,713
Computer Software - Systems – 0.3%
Apple, Inc., 1.7%, 9/11/2022	$1,292,000	$1,314,417
Conglomerates – 1.3%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,606,000	$1,607,756
United Technologies Corp., 3.65%, 8/16/2023	388,000	407,987
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,222,431
Westinghouse Air Brake Technologies Corp., FLR, 2.04% (LIBOR - 3mo. + 1.05%), 9/15/2021	871,000	845,455
		$5,083,629
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$550,000	$539,963
Consumer Services – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,243,677
QVC, Inc., 5.125%, 7/02/2022	1,805,000	1,514,470
		$2,758,147

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$3,172,000	$3,136,696
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	794,000	779,932
Broadcom, Inc., 3.125%, 4/15/2021 (n)	1,222,000	1,208,693
Microchip Technology, Inc., 3.922%, 6/01/2021	1,514,000	1,475,219
		$6,600,540
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,805,767
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	914,219
		$2,719,986
Energy - Integrated – 0.6%
Cenovus Energy, Inc., 3%, 8/15/2022	$1,574,000	$1,121,983
Cenovus Energy, Inc., 3.8%, 9/15/2023	738,000	388,946
Eni S.p.A., 4%, 9/12/2023 (n)	860,000	834,827
		$2,345,756
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$1,086,956
Financial Institutions – 3.3%
AerCap Ireland Capital DAC, 4.45%, 12/16/2021	$1,873,000	$1,722,416
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	1,585,000	1,362,733
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,955,000	1,733,033
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	978,684
Century Housing Corp., 3.995%, 11/01/2021	748,000	783,351
GE Capital International Funding Co., 2.342%, 11/15/2020	6,315,000	6,208,817
		$12,789,034
Food & Beverages – 1.0%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,121,000	$1,128,176
Conagra Brands, Inc., FLR, 2.552% (LIBOR - 3mo. + 0.75%), 10/22/2020	448,000	443,259
Constellation Brands, Inc., FLR, 2.391% (LIBOR - 3mo. + 0.7%), 11/15/2021	852,000	803,129
Diageo PLC, 3%, 5/18/2020	1,460,000	1,460,343
		$3,834,907
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$1,331,585
Marriot International, Inc., 2.3%, 1/15/2022	1,564,000	1,465,956
Marriot International, Inc., 3.75%, 10/01/2025	370,000	344,943
		$3,142,484
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$96,000	$96,675
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	107,642
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	91,000	91,467
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	119,158
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	146,235
		$561,177
Insurance – 0.3%
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$1,066,000	$1,065,304
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,475,000	$2,474,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$821,000	$817,221
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	807,000	814,609
		$1,631,830
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,263,000	$1,305,408
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,262,000	$2,209,650
Deere & Co., 2.75%, 4/15/2025	287,000	296,348
		$2,505,998
Major Banks – 11.3%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$1,855,000	$1,851,661
Bank of America Corp., 2.369%, 7/21/2021	2,408,000	2,406,374
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	1,345,000	1,348,806
Bank of America Corp., 2.881%, 4/24/2023	2,896,000	2,907,801
Bank of America Corp., 4.2%, 8/26/2024	692,000	736,021
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,158,143
Barclays PLC, 4.61%, 2/15/2023	2,947,000	2,980,195
Citibank N.A., 2.125%, 10/20/2020	2,107,000	2,107,478
Credit Agricole, “A”, FLR, 3.264% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,245,703
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	872,000	879,848
Goldman Sachs Group, Inc., 3%, 4/26/2022	2,302,000	2,318,884
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	766,669
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,521,000	1,519,616
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	485,681
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,827,000	2,875,667
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,701,000	2,735,821
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	1,642,000	1,632,810
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	448,000	447,666
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,623,000	1,637,003
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,915,825
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	895,000	884,381
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,367,000	1,423,907
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023 (n)	383,000	386,583
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	157,000	160,709
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	278,000	281,052
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,593,064
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,373,000	1,398,767
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,672,960
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,196,450
		$43,955,545
Medical & Health Technology & Services – 1.3%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$1,167,000	$1,163,368
Becton, Dickinson and Co., 2.894%, 6/06/2022	560,000	558,955
Cigna Corp., FLR, 1.493% (LIBOR - 3mo. + 0.65%), 9/17/2021	1,734,000	1,664,640
HCA, Inc., 5%, 3/15/2024	1,692,000	1,751,878
		$5,138,841
Medical Equipment – 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$1,219,000	$1,219,000
Zimmer Biomet Holdings, Inc., FLR, 1.801% (LIBOR - 3mo. + 0.75%), 3/19/2021	511,000	504,841
		$1,723,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.7%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$533,000	$501,511
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	900,000	909,455
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	899,000	890,325
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	775,284
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,244,687
Steel Dynamics, Inc., 4.125%, 9/15/2025	2,420,000	2,314,679
		$6,635,941
Midstream – 2.0%
El Paso LLC, 6.5%, 9/15/2020	$2,401,000	$2,406,378
Energy Transfer Operating Co., 2.9%, 5/15/2025	569,000	475,787
MPLX LP, 3.5%, 12/01/2022 (n)	2,340,000	2,240,378
MPLX LP, 3.375%, 3/15/2023	642,000	579,916
MPLX LP, FLR, 1.898% (LIBOR - 3mo. + 0.9%), 9/09/2021	961,000	908,083
Western Midstream Operating LP, 3.1%, 2/01/2025	796,000	405,756
Western Midstream Operating LP, FLR, 2.697% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	644,605
		$7,660,903
Mortgage-Backed – 1.9%
Fannie Mae, 5.5%, 5/01/2025	$12,260	$12,591
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	956,504	1,058,939
Fannie Mae, 2%, 5/25/2044	1,827,784	1,871,876
Freddie Mac, 0.881%, 4/25/2024 (i)	619,060	17,022
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	3,342,914	3,586,711
Freddie Mac, 2%, 7/15/2042	632,796	646,290
		$7,193,429
Municipals – 1.8%
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.128%, 1/01/2023	$300,000	$306,357
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.225%, 1/01/2024	730,000	752,594
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	4,091,000	3,812,239
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	455,000	461,857
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	465,000	474,849
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	440,000	451,827
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	635,344
		$6,895,067
Network & Telecom – 0.3%
AT&T, Inc., 3.2%, 3/01/2022	$1,179,000	$1,195,419
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$111,000	$104,764
Oils – 0.8%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,919,000	$1,817,138
Phillips 66, FLR, 2.246% (LIBOR - 3mo. + 0.6%), 2/26/2021	1,196,000	1,118,777
		$2,935,915
Other Banks & Diversified Financials – 3.7%
American Express Co., 3.7%, 11/05/2021	$497,000	$508,483
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	2,390,000	2,385,702
BBVA USA, 3.5%, 6/11/2021	1,920,000	1,909,968
BBVA USA, 2.875%, 6/29/2022	2,443,000	2,381,972
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,153,176
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,396,094
Groupe BPCE S.A., FLR, 2.024% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,311,235
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,335,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
SunTrust Bank, 2.8%, 5/17/2022	$2,056,000	$2,081,221
		$14,463,825
Pharmaceuticals – 2.1%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$834,000	$832,875
Allergan Funding SCS, 3.45%, 3/15/2022	886,000	919,967
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	2,962,000	2,967,726
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)	1,041,000	1,044,647
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	1,724,000	1,782,388
Bristol-Myers Squibb Co., FLR, 2.071% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	444,000	433,220
		$7,980,823
Printing & Publishing – 0.2%
Moody's Corp., 3.25%, 6/07/2021	$708,000	$708,405
Restaurants – 0.1%
McDonald's Corp., 3.3%, 7/01/2025	$238,000	$247,458
Retailers – 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	$352,000	$251,657
Specialty Stores – 0.3%
TJX Cos., Inc., 3.5%, 4/15/2025	$960,000	$981,281
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 2.8%, 6/01/2020	$814,000	$807,604
American Tower Corp., REIT, 2.25%, 1/15/2022	500,000	488,151
Crown Castle International Corp., 3.4%, 2/15/2021	950,000	956,391
Crown Castle International Corp., 3.15%, 7/15/2023	1,037,000	1,040,866
SBA Tower Trust, 2.877%, 7/09/2021 (n)	629,000	626,843
		$3,919,855
Tobacco – 1.0%
B.A.T Capital Corp., 2.764%, 8/15/2022	$692,000	$680,097
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,343,000	1,340,427
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,044,657
		$4,065,181
Transportation - Services – 1.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$2,656,000	$2,532,806
TTX Co., 2.6%, 6/15/2020 (n)	1,660,000	1,655,073
		$4,187,879
U.S. Government Agencies and Equivalents – 0.1%
National Credit Union Administration, FLR, 1.466% (LIBOR - 1mo. + 0.45%), 10/07/2020	$149,435	$149,341
National Credit Union Administration, FLR, 1.074% (LIBOR - 1mo. + 0.35%), 12/07/2020	331,947	330,752
		$480,093
U.S. Treasury Obligations – 11.2%
U.S. Treasury Notes, 2.625%, 12/15/2021	$5,500,000	$5,726,016
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	15,139,000	15,619,190
U.S. Treasury Notes, 2.375%, 1/31/2023	20,833,000	22,066,704
		$43,411,910
Utilities - Electric Power – 2.7%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,691,000	$1,688,970
Edison International, 4.95%, 4/15/2025	339,000	338,217
Emera U.S. Finance LP, 2.7%, 6/15/2021	491,000	496,677

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$2,470,000	$2,389,671
Florida Power & Light Co., 2.85%, 4/01/2025	226,000	235,628
Florida Power & Light Co., FLR, 2.137% (LIBOR - 3mo. + 0.4%), 5/06/2022	1,429,000	1,347,621
NextEra Energy, Inc., 2.9%, 4/01/2022	1,458,000	1,481,294
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,641,552
WEC Energy Group, Inc., 3.1%, 3/08/2022	847,000	856,831
		$10,476,461
Total Bonds		$388,095,556
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 1.28% (v)	6,115,756	$6,116,979

Other Assets, Less Liabilities – (1.6)%		(6,183,191)
Net Assets – 100.0%		$388,029,344
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,116,979 and $388,095,556, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,971,006, representing 44.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2020, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	153	$33,718,570	June – 2020	$484,131
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	38,000,000	centrally cleared	1.88%/Semi-annually	1.83% FLR (3-month LIBOR)/Quarterly	$647,247	$—	$647,247

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Interest Rate Swaps − continued
9/19/21	USD	23,300,000	centrally cleared	1.57%/Semi-annually	1.65% FLR (1-month LIBOR)/Monthly	$448,089	$—	$448,089
						$1,095,336	$—	$1,095,336
Liability Derivatives
Credit Default Swaps
6/20/25	USD	12,500,000	centrally cleared	1.00% / Quarterly	(1)	$(110,499)	$26,948	$(83,551)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North American Investment Grade Index, 1.00%, 6/20/25, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At March 31, 2020, the fund had liquid securities with an aggregate value of $1,163,780 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$43,892,003	$—	$43,892,003
Non - U.S. Sovereign Debt	—	2,719,986	—	2,719,986
Municipal Bonds	—	6,895,067	—	6,895,067
U.S. Corporate Bonds	—	132,597,888	—	132,597,888
Residential Mortgage-Backed Securities	—	14,365,678	—	14,365,678
Commercial Mortgage-Backed Securities	—	30,208,369	—	30,208,369
Asset-Backed Securities (including CDOs)	—	93,968,254	—	93,968,254
Foreign Bonds	—	63,448,311	—	63,448,311
Mutual Funds	6,116,979	—	—	6,116,979
Total	$6,116,979	$388,095,556	$—	$394,212,535
Other Financial Instruments
Futures Contracts – Assets	$484,131	$—	$—	$484,131
Swap Agreements – Assets	—	1,095,336	—	1,095,336
Swap Agreements – Liabilities	—	(83,551)	—	(83,551)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,138,857	$64,070,174	$63,096,614	$4,628	$(66)	$6,116,979
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,236	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.